Revenue (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue
Schedule of revenue by customer group

Revenues by customer grouping are as follows:

	Successor		Predecessor
	Six month period	Period from	Period from
	ended June 30,	February 10, 2020 to	January 1, 2020
	2021	June 30, 2020	to June 21, 2020
Civil space	$30,850	$1,531	$15,844
National security	15,780	1,629	684
Commercial and other	17,216	2,011	123
Total revenues	$63,846	$5,171	$16,651

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Civil Space	$23,571	$15,844	$17,751
National security	7,034	684	1,043
Commercial and other	10,180	123	219
Total net revenues	$40,785	$16,651	$19,013

Schedule of revenue by geographical area

Revenues based on the geographic location of the Company’s customers are as follows:

	Successor		Predecessor
			Period from
		Period from	January 1,
	Six months	February 10, 2020 to	2020
	period ended	June 30,	to June 21,
	June 30, 2021	2020	2020
U.S.	$61,838	$5,004	$15,856
Luxembourg	1,915	51	795
Germany	17	—	—
Japan	—	10	—
South Korea	76	32	—
Poland	—	74	—
Total revenues	$63,846	$5,171	$16,651

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
U.S.	$38,774	$15,856	$18,795
Luxembourg	1,535	795	218
Germany	46	—	—
Japan	62	—	—
Korea	147	—	—
Poland	169	—	—
Taiwan	52	—	—
Total net revenues	$40,785	$16,651	$19,013

Schedule of customers comprising 10% or more of revenues

The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues are as follows:

	Successor		Predecessor
			Period from
		Period from	January 1,
	Six months	February 10, 2020 to	2020
	period ended	June 30,	to June 21,
	June 30, 2021	2020	2020
Air Force Research Laboratory	$6,545	$—	$—
Boeing	9,049	—	—
Lockheed Martin	—	1,291	—
Loral	—	551	—

NASA	19,057	1,282	15,020
	$34,651	$3,124	$15,020